Investment Objectives and Goals - PUTNAM OHIO TAX EXEMPT INCOME FUND II	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Putnam Ohio Tax Exempt Income Fund
Objective [Heading]	Goal
Objective, Primary [Text Block]
The fund seeks as high a level of current income exempt from federal income tax and Ohio personal income tax as the Investment Manager (as defined below) believes is consistent with preservation of capital.